Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	431,740	323,111	1,553,075	3,281,464
Occupancy expenses	7,736	9,204	28,112	32,809
Research and development	46,554	50,846	230,956	179,987
TOTAL OPERATING EXPENSES	486,030	383,161	1,812,143	3,494,260
LOSS FROM OPERATIONS	(486,030)	(383,161)	(1,812,143)	(3,494,260)
OTHER INCOME (EXPENSE)
Interest expense	(109,853)	(159,281)	(449,457)	(1,748,381)
Interest income			1	946
Other income				57,636
Change in fair value of derivative liabilities	(3,904)	64,952	(8,186)	385,293
Gain from settlement of debt, net			49,319
Gain on extinguishment of debt, net		49,985	50,607	67,123
Foreign currency transaction gain	109,129	1,960	30,497	(143,808)
TOTAL OTHER EXPENSE, NET	(4,628)	(42,384)	(327,219)	(1,381,191)
LOSS BEFORE TAXES	(490,658)	(425,545)	(2,139,362)	(4,875,451)
Tax benefit			113,415	134,728
NET LOSS	(490,658)	(425,545)	(2,025,947)	(4,740,723)
Deemed Dividend	(114,844)		(391,749)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (605,502)	$ (425,545)	$ (2,417,696)	$ (4,740,723)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.02)	$ (0.71)	$ (0.80)	$ (192.45)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	27,142,519	597,314	3,032,612	24,634
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (605,502)	$ (425,545)	$ (2,417,696)	$ (4,740,723)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	64,193	(75,755)	(182,467)	200,673
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	64,193	(75,755)	(182,467)	200,673
TOTAL COMPREHENSIVE LOSS	$ (541,309)	$ (501,300)	$ (2,600,163)	$ (4,540,050)